TRADING ACCOUNT ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Trading account assets and Trading account liabilities
Trading account assets	$ 249,956	$ 296,786
Trading account liabilities	117,512	139,036
Securities sold, not yet purchased
Trading account assets and Trading account liabilities
Trading account liabilities	57,827	70,944
Derivatives, liabilities
Trading account assets and Trading account liabilities
Trading account liabilities	57,592	68,092
Trading account liabilities
Trading account assets and Trading account liabilities
Trading account liabilities	2,093	0
Derivatives, assets
Trading account assets and Trading account liabilities
Trading account assets	56,184	67,957
Mortgage-backed securities - U.S. agency-sponsored
Trading account assets and Trading account liabilities
Trading account assets	24,767	27,053
Mortgage-backed securities - Prime
Trading account assets and Trading account liabilities
Trading account assets	803	1,271
Mortgage-backed securities - Alt-A
Trading account assets and Trading account liabilities
Trading account assets	543	709
Mortgage-backed securities - Subprime
Trading account assets and Trading account liabilities
Trading account assets	516	1,382
Mortgage-backed securities - Non-U.S. residential
Trading account assets and Trading account liabilities
Trading account assets	523	1,476
Mortgage-backed securities - Commercial
Trading account assets and Trading account liabilities
Trading account assets	2,855	4,343
Mortgage-backed securities
Trading account assets and Trading account liabilities
Trading account assets	30,007	36,234
U.S. Treasury and federal agency securities
Trading account assets and Trading account liabilities
Trading account assets	17,796	20,474
U.S. Treasury
Trading account assets and Trading account liabilities
Trading account assets	15,791	18,906
Agency obligations
Trading account assets and Trading account liabilities
Trading account assets	2,005	1,568
State and municipal securities
Trading account assets and Trading account liabilities
Trading account assets	2,696	3,402
Foreign government securities
Trading account assets and Trading account liabilities
Trading account assets	56,609	64,937
Corporate
Trading account assets and Trading account liabilities
Trading account assets	14,437	27,797
Equity securities
Trading account assets and Trading account liabilities
Trading account assets	56,495	57,846
Asset-backed securities
Trading account assets and Trading account liabilities
Trading account assets	3,956	4,546
Other trading assets
Trading account assets and Trading account liabilities
Trading account assets	$ 11,776	$ 13,593